                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549

                                  FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00933
                                  -----------

                          CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

        One International Place, Boston, Massachusetts 02110
-------------------------------------------------------------------------------
      (Address of principal executive offices)        (Zip code)

                        Jeremiah J. Bresnahan, Jr., Esq.
                             Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110
-------------------------------------------------------------------------------
                  (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end: December 31, 2004
                         -----------------
Date of reporting period: December 31, 2004
                         -----------------

ITEM 1. REPORTS TO STOCKHOLDERS.

            CGM
            CAPITAL
            DEVELOPMENT
            FUND

            44th Annual Report
            December 31, 2004

            A No-Load Fund



     [logo] Investment Adviser
            CAPITAL GROWTH MANAGEMENT
            Limited Partnership

TO OUR SHAREHOLDERS
-------------------------------------------------------------------------------

CGM Capital Development Fund's total return during the fourth quarter of 2004 was 9.6% compared to the unmanaged Standard and Poor's 500 Index which returned 9.2% over the same period. For the year just ended, CGM Capital Development Fund returned 18.2% and the unmanaged S&P 500 Index returned 10.9%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
The economy continued to grow stronger in 2004. Quarterly growth in Gross Domestic Product ranged between 3.0% and 4.0% each quarter in real terms and corporate profits, capital spending and business productivity all reported advances at year-end. New housing construction continued to be reasonably strong throughout the year as mortgage rates remained attractive despite the Federal Reserve Board's five quarter-point hikes in the Federal Funds rate in 2004. And, though the recovery has spawned new jobs, the numbers were not enough to substantially reduce the unemployment rate, which was 5.4% at year-end.

Perhaps most appealing about this particular moment in the recovery is the absence of imbalances. We neither have a fully employed economy with inflation nor are we in recession. The consumer is still in a spending mood, but moderately so. Retail sales are up relative to year-earlier periods and the Consumer Confidence Index bounced nicely from 92.6 in November to 102.3 at year-end. In the midst of all this, the biggest surprise of 2004 has been the trend of long-term interest rates--despite a business expansion, rising oil prices and a weak US dollar, long-term interest rates have remained mostly steady or a little down over the past year.

Up to this point, foreign countries have continued to buy dollar-denominated assets despite their dwindling purchasing power. The question is how long will this buying continue. Short term, a weaker dollar bolsters exports and corporate profits, but over a longer horizon may prove to be inflationary and a precursor to higher interest rates.

The equity market as measured by the Standard and Poor's 500 Index was largely stagnant for the first nine months of the year. Signs of life appeared in the fourth quarter when the S&P rose 9.2% lifting leading averages to reflect an improved outlook for corporate profits. We believe the greatest market values lie in the more cyclical areas of the economy and the greatest risks lie in the declining dollar, higher oil prices and increasing interest rates.

PORTFOLIO STRATEGY
CGM Capital Development Fund remained fully invested throughout 2004 in expectation of continued economic growth. Housing and building materials stocks, the largest industry concentration at the beginning of the year, were eliminated to make room for other opportunities. The Fund maintained a large concentration of metal producing stocks during the year and increased the position of steel producing and processing securities within this category as the year progressed. The Fund started the year with a modest investment in energy and oil-related securities which was increased to more than 28% of the portfolio at year end to become the Fund's largest sector concentration.

The Fund's largest sector gains were in steel and related companies. Other significant profit contributors were investments in Urban Outfitters, Inc., a small specialty retailer, and GOL Linhas Aereas Inteligentas SA ADR, a small but growing Brazilian airline. The Fund's largest losses during the year were in John B. Sanfilippo & Son, Inc. (food processing) and AU Optronics Corporation ADR (manufacturer of flat panel displays for televisions and computers). These securities are no longer held in the portfolio.

On December 31, 2004, CGM Capital Development Fund's three largest industry positions were in the steel and telephone industries and in independent oil production. The Fund's three largest holdings were GOL Linhas Aereas Inteligentas S.A. ADR, Commercial Metals Company and Mobile TeleSystems OJSC ADR.

                /s/ Robert L. Kemp
                    Robert L. Kemp
                    President

                /s/ G. Kenneth Heebner
                    G. Kenneth Heebner
                    Portfolio Manager

January 3, 2005

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
CGM CAPITAL DEVELOPMENT FUND AND THE UNMANAGED S&P 500 INDEX assuming reinvestment of dividends and capital gains

----------------------------
CGM Capital Development Fund
Average Annual Total Returns
----------------------------
1 year     5 year     10 year
 18.2%      1.3%       10.8%
----------------------------
   Past performance is no
indication of future results
----------------------------

                 CGM             S&P
               $10,000         $10,000
1995            14,110          13,750
1996            18,075          16,913
1997            22,395          22,561
1998            24,298          29,014
1999            26,169          35,107
2000            25,175          31,912
2001            19,259          28,114
2002            15,253          21,901
2003            23,657          28,187
2004            27,963          31,259

CGM CAPITAL DEVELOPMENT FUND
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

G. Kenneth Heebner has managed CGM Capital Development Fund since 1976. In
1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner was at Loomis, Sayles and Company where he managed the Fund, then known as Loomis-Sayles Capital Development Fund. In addition to CGM Capital Development Fund, Mr. Heebner currently manages CGM Mutual Fund, CGM Realty Fund and CGM Focus Fund.
--------------------------------------------------------------------------------

See the Schedule of Investments on page 5 for the percentage of net assets of the Fund invested in particular industries or securities.

INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------

Cumulative Total Return for Periods Ended
December 31, 2004

                                                                CGM CAPITAL
                                                                DEVELOPMENT
                                                                   FUND
                                                             -----------------
10 Years ..................................................       +179.7%
 5 Years ..................................................       +  6.9
 1 Year ...................................................       + 18.2
 3 Months .................................................       +  9.6

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

                          CGM CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of the Capital Development Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and exchange fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2004 to December 31, 2004.

ACTUAL RETURN AND EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------
                            Beginning       Ending      Expenses Paid
                          Account Value  Account Value  During Period*
                             7/01/04       12/31/04   7/01/04 - 12/31/04
------------------------------------------------------------------------
Actual                      $1,000.00      $1,176.00        $6.18
------------------------------------------------------------------------
Hypothetical
(5% return before expenses) $1,000.00      $1,019.46        $5.74
------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.13%, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

                                                  CGM CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                    25 YEAR INVESTMENT RECORD
                                       DECEMBER 31, 1979 -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
                                 IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1979
--------------------------------------------------------------------------------------------------------------------------------
                -- AND HAD TAKEN ALL DIVIDENDS                              OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                   AND DISTRIBUTIONS IN CASH                                    GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
              ------------------------------------------------------------------------------------------------------------------
                                        During the Year
                                    You Would Have Received                                        Which Would Represent
                               ----------------------------------                           ------------------------------------
                                                                      The Value of                             A Cumulative
                The Net                                               Your Original                                Change
              Asset Value        Per Share           Per Share         Investment                 An              Expressed
   On           of Your        Capital Gains          Income             At Each                Annual         As An Index With
December      Share Would      Distributions       Distributions        Year End             Total Return         December 31,
   31          Have Been            of                  of           Would Have Been              of              1979 = 100.0
--------------------------------------------------------------------------------------------------------------------------------
  1979          $16.20                                                                                               100.0
  1980           20.50            $ 1.65*              $0.36             $ 23.15                +  42.9%             142.9
  1981           17.34              3.38                0.36               24.19                +   4.5              149.3
  1982           24.88              2.88                0.41               43.28                +  78.9              267.1
  1983           25.21              2.50                0.47               50.03                +  15.6              308.8
  1984           17.28              6.15                0.11               45.93                -   8.2              283.5
  1985           25.02              --                  0.18               67.15                +  46.2              414.5
  1986           23.12              7.46                0.16               86.22                +  28.4              532.2
  1987           16.56             10.09                0.14               99.93                +  15.9              616.8
  1988           15.87              0.02                0.62               99.63                -   0.3              614.9
  1989           18.37              --                  0.34              117.46                +  17.9              725.0
  1990           18.53              --                  0.10              119.10                +   1.4              735.2
  1991           25.80             11.07*               0.06              237.13                +  99.1             1463.8
  1992           27.43              2.68*               0.20              278.63                +  17.5             1720.0
  1993           27.71              7.51                0.07              358.60                +  28.7             2213.6
  1994           20.58              0.71                0.07              276.48                -  22.9             1706.7
  1995           27.33              1.68                0.02              390.11                +  41.1             2408.2
  1996           29.08              5.87                0.07              499.73                +  28.1             3084.9
  1997           26.96              9.08                --                619.17                +  23.9             3822.2
  1998           24.95              4.19                0.11              671.80                +   8.5             4147.1
  1999           26.20              0.56                0.11              723.53                +   7.7             4466.4
  2000           25.12              --                  0.10              696.04                -   3.8             4296.7
  2001           19.21              --                  --                532.47                -  23.5             3287.0
  2002           15.22              --                  --                421.72                -  20.8             2603.3
  2003           23.60              --                  --                654.09                +  55.1             4037.7
  2004           27.89              --                  --                773.13                +  18.2             4772.6
                                  ------               -----                                    -------
 Totals                           $77.48               $4.06                                    +4672.6
--------------------------------------------------------------------------------------------------------------------------------
* Includes $0.09, $0.02 and $0.02 per share distributed from paid-in capital.
--------------------------------------------------------------------------------------------------------------------------------

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.

                                                  CGM CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS -- 99.7% OF TOTAL NET ASSETS

                                                                                                        SHARES       VALUE(a)
                                                                                                        ------       --------
AIRLINES -- 7.0%
GOL Linhas Aereas Inteligentas S.A. ADR(b)(c) .................................................         885,000    $  28,213,800
                                                                                                                   -------------

CHEMICALS -- 4.8%
Olin Corporation ..............................................................................         875,000       19,267,500
                                                                                                                   -------------

CONSUMER DURABLES -- 8.7%
Thor Industries, Inc. .........................................................................         605,000       22,415,250
Winnebago Industries, Inc. ....................................................................         320,000       12,499,200
                                                                                                                   -------------
                                                                                                                      34,914,450
                                                                                                                   -------------
ENERGY -- 4.8%
Peabody Energy Corporation ....................................................................         240,000       19,418,400
                                                                                                                   -------------

HEAVY CAPITAL GOODS -- 1.7%
Oshkosh Truck Corporation .....................................................................         100,000        6,838,000
                                                                                                                   -------------

HOUSING AND BUILDING MATERIALS -- 4.3%
Hughes Supply, Inc. ...........................................................................         530,000       17,145,500
                                                                                                                   -------------

METALS AND MINING -- 5.0%
Southern Peru Copper Corporation ..............................................................         420,000       19,828,200
                                                                                                                   -------------

MISCELLANEOUS -- 4.8%
Sotheby Holdings, Inc.(c) .....................................................................       1,060,000       19,249,600
                                                                                                                   -------------

OIL - INDEPENDENT PRODUCTION -- 9.4%
Berry Petroleum Company .......................................................................         285,000       13,594,500
Canadian Natural Resources Limited ............................................................         249,000       10,649,730
Newfield Exploration Company(c) ...............................................................         225,000       13,286,250
                                                                                                                   -------------
                                                                                                                      37,530,480
                                                                                                                   -------------
OIL - MAJOR INTEGRATED -- 4.7%
Murphy Oil Corporation ........................................................................         232,000       18,664,400
                                                                                                                   -------------

OIL SERVICE -- 4.4%
Cal Dive International, Inc.(c) ...............................................................         430,000       17,522,500
                                                                                                                   -------------

OIL REFINING -- 4.6%
Amerada Hess Corporation ......................................................................         224,000       18,453,120
                                                                                                                   -------------

RETAIL -- 2.9%
Children's Place Retail Stores, Inc.(c) .......................................................         315,000       11,664,450
                                                                                                                   -------------
STEEL -- 21.2%
Cleveland-Cliffs, Inc. ........................................................................         190,000       19,733,400
Commercial Metals Company .....................................................................         475,000       24,016,000
Mittal Steel Company N.V.(c) ..................................................................         595,000       22,996,750
Schnitzer Steel Industries, Inc. ..............................................................         535,000       18,152,550
                                                                                                                   -------------
                                                                                                                      84,898,700
                                                                                                                   -------------
TELEPHONE -- 11.4%
Mobile TeleSystems OJSC ADR(b)(d) .............................................................         170,000       23,546,700
Open Joint Stock Company "Vimpel-Communications" ADR(b)(c)(d) .................................         608,000       21,973,120
                                                                                                                   -------------
                                                                                                                      45,519,820
                                                                                                                   -------------

   TOTAL COMMON STOCKS (Identified Cost $333,632,789) .........................................................      399,128,920
                                                                                                                   -------------

                                                                                                      FACE
                                                                                                     AMOUNT
                                                                                                     ------
SHORT-TERM INVESTMENT -- 0.5%

   American Express Credit Corporation, 1.9%, 1/03/05  (Cost $2,200,000) ......................   $   2,200,000        2,200,000
                                                                                                                   -------------

TOTAL INVESTMENTS -- 100.2% (Identified Cost $335,832,789)(e) .................................................      401,328,920
   Cash and receivables .......................................................................................        1,466,434
   Liabilities ................................................................................................       (2,446,599)
                                                                                                                   -------------
TOTAL NET ASSETS -- 100.0% ....................................................................................    $ 400,348,755
                                                                                                                   =============

(a) See Note 1A.
(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(c) Non-income producing security.
(d) The Fund has approximately 11% of its net assets at December 31, 2004 invested in companies incorporated in the Russian Federation.
(e) Federal Tax Information: At December 31, 2004 the net unrealized appreciation on investments based on cost of $336,533,358 for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over
  tax cost ....................................................................................................      $65,392,903
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost
  over value ..................................................................................................         (597,341)
                                                                                                                   -------------
Net unrealized appreciation ...................................................................................      $64,795,562
                                                                                                                   =============
                                      See accompanying notes to financial statements.

                          CGM CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

December 31, 2004

  ASSETS
  Investments at value (Identified
    cost -- $335,832,789) ...........................       $401,328,920
  Cash ..............................................              1,033
  Receivable for:
    Securities sold ...............       $1,222,042
    Shares of the Fund
      sold ........................              510
    Dividends and interest                   242,849           1,465,401
                                          ----------        ------------
      Total assets ..................................        402,795,354
                                                            ------------
LIABILITIES
  Payable for:
    Securities purchased ..........        1,486,897
    Shares of the Fund
      redeemed ....................          525,628
    Tax withholding liability                  3,421           2,015,946
                                          ----------
  Accrued expenses:
    Management fees ...............          332,846
    Trustees' fees ................           15,229
    Accounting and
      Administration ..............            6,824
    Transfer agent fees ...........           19,919
    Other expenses ................           55,835             430,653
                                          ----------        ------------
      Total liabilities .............................          2,446,599
                                                            ------------
NET ASSETS ..........................................       $400,348,755
                                                            ============
  Net Assets consist of:
    Capital paid-in .................................       $337,091,365
    Accumulated net realized loss
      on investments ................................         (2,239,067)
    Net unrealized appreciation on
      investments and foreign currency
      transactions ..................................         65,496,457
                                                            ------------
NET ASSETS ..........................................       $400,348,755
                                                            ============
  Shares of beneficial interest
    outstanding, no par value  ......................         14,353,591
                                                            ============
  Net asset value per share* ........................             $27.89
                                                                  ======
*Shares of the Fund are sold and redeemed at net asset value
 ($400,348,755 / 14,353,591).

                See accompanying notes to financial statements.

                          CGM CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------
STATEMENT OF
OPERATIONS

Year Ended December 31, 2004

INVESTMENT INCOME
 Income
  Dividends (net of withholding tax
   of $211,592) ...............................         $3,877,730
  Interest ....................................             21,077
                                                       -----------
                                                         3,898,807
                                                       -----------
 Expenses
  Management fees .............................          3,623,397
  Trustees' fees ..............................             58,580
  Accounting and Administration ...............             58,618
  Custodian ...................................             93,838
  Transfer agent ..............................            129,632
  Audit and tax services ......................             38,000
  Legal .......................................             56,111
  Printing ....................................             37,459
  Registration ................................             21,790
  Miscellaneous ...............................              2,232
                                                       -----------
                                                         4,119,657
                                                       -----------
 Net investment loss ..........................           (220,850)
                                                       -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
 Net realized gain on investments and
  foreign currency transactions ...............        108,049,158
 Net unrealized depreciation on
  investments and foreign currency
  transactions ................................        (44,857,849)
                                                       -----------
 Net gain on investments and foreign
  currency transactions .......................         63,191,309
                                                       -----------

NET CHANGE IN ASSETS FROM
 OPERATIONS ...................................        $62,970,459
                                                       ===========

                See accompanying notes to financial statements.

                                         CGM CAPITAL DEVELOPMENT FUND
------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    YEAR ENDED DECEMBER 31,
                                                                                 -----------------------------
                                                                                     2004             2003
                                                                                 -------------   -------------
FROM OPERATIONS
  Net investment loss ........................................................   $    (220,850)   $  (1,644,271)
  Net realized gain from investments and foreign currency transactions .......     108,049,158       48,060,800
  Unrealized appreciation (depreciation) .....................................     (44,857,849)      88,597,743
                                                                                 -------------    -------------
    Change in net assets from operations .....................................      62,970,459      135,014,272
                                                                                 -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ...............................................       4,782,667        2,561,863
  Cost of shares redeemed ....................................................     (36,425,296)     (28,373,410)
                                                                                 -------------    -------------
  Change in net assets derived from capital share transactions ...............     (31,642,629)     (25,811,547)
                                                                                 -------------    -------------
  Total change in net assets .................................................      31,327,830      109,202,725

NET ASSETS
  Beginning of period ........................................................     369,020,925      259,818,200
                                                                                 -------------    -------------
  End of period (including undistributed net investment income of $0 and $0 at
    December 31, 2004 and December 31, 2003, respectively) ...................   $ 400,348,755    $ 369,020,925
                                                                                 =============    =============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .................................................         195,724          140,277
  Redeemed ...................................................................      (1,477,851)      (1,574,532)
                                                                                 -------------    -------------
  Net change .................................................................      (1,282,127)      (1,434,255)
                                                                                 =============    =============

                               See accompanying notes to financial statements.

                                                 CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                                                   YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------------
                                                                2004          2003          2002          2001          2000

For a share of the Fund outstanding
  throughout each period:

Net asset value at the beginning of period .................     $23.60        $15.22        $19.21        $25.12        $26.20
                                                                 ------        ------        ------        ------        ------

Net investment income (loss) ...............................      (0.01)(a)     (0.10)(a)     (0.12)(a)     (0.08)(b)      0.12(a)
Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ............................       4.30          8.48         (3.87)        (5.83)        (1.10)
                                                                 ------        ------        ------        ------        ------
Total from investment operations ...........................       4.29          8.38         (3.99)        (5.91)        (0.98)
                                                                 ------        ------        ------        ------        ------
Dividends from net investment income .......................         --            --            --            --         (0.10)
                                                                 ------        ------        ------        ------        ------
Net increase (decrease) in net asset value .................       4.29          8.38         (3.99)        (5.91)        (1.08)
                                                                 ------        ------        ------        ------        ------
Net asset value at end of period ...........................     $27.89        $23.60        $15.22        $19.21        $25.12
                                                                 ======        ======        ======        ======        ======

Total Return (%) ...........................................       18.2          55.1         (20.8)        (23.5)         (3.8)

Ratios:
Operating expenses to average net assets (%) ...............       1.14          1.17          1.15          1.12          1.10
Net investment income (loss) to average net assets (%) .....      (0.06)        (0.56)        (0.67)        (0.38)         0.46
Portfolio turnover (%) .....................................        263           305           209           283           334
Net assets at end of period (in thousands) ($)..............    400,349       369,021       259,818       353,365       523,854

(a)  Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)  Per share net investment loss does not reflect the year's reclassification of permanent differences between book and tax basis net investment loss. See Note 1D.

                                        See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004

1. The Fund is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Along with three other funds in a separate Trust, there are four CGM Funds. The Fund's objective is long-term capital appreciation. The Fund seeks to attain its objective by investing in the equity securities of a relatively small but diverse group of companies and industries.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2004, there were capital loss carryovers available to offset future realized gains of $1,538,498 expiring in year 2010. During the year 2004 the Fund utilized $108,749,336 of capital loss carryovers.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. These differences are primarily related to net investment loss write off and foreign exchange gains/losses. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

2. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. PURCHASES AND SALES OF SECURITIES -- For the period ended December 31, 2004, purchases and sales of securities other than United States government obligations and short-term investments aggregated $954,892,244 and $986,481,989, respectively. There were no purchases or sales of United States government obligations.

4. A. MANAGEMENT FEES -- During the period ended December 31, 2004, the Fund incurred management fees of $3,623,397 paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.80% of such assets in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following:
        (i) expenses for personnel performing bookkeeping, accounting, and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection with the Sarbanes Oxley Act of 2002. The Accounting and Administration expense of $58,618, for the period ended December 31, 2004, is shown separately in the financial statements.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2004, each disinterested trustee was compensated by the CGM Funds with an annual fee of $50,000 plus travel expenses for each meeting attended. The trustees are responsible for the audit committee functions of the Funds and have designated a chairman to oversee these functions who receives an additional $30,000 annually. Of these amounts, each fund is responsible for $7,000 per trustee annually, plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds.

                          CGM CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of CGM Capital Development Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of CGM Capital Development Fund (the "Fund") at December 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 16, 2005

                          CGM CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

On November 19, 2004, a special meeting of the shareholders of the Fund was held for the purpose of asking shareholders to consider the following proposals, which are more fully described in the Proxy Statement dated September 27, 2004:

PROPOSAL 1: To elect Mark W. Holland a Trustee of the Fund.

                               Number of Shares
                               ----------------

            For                                             Withheld
            ---                                             --------
            7,710,365.7770                              405,203.6020

PROPOSAL 2: To authorize the Trustees of the Fund to adopt an Amendment to the
            Declaration of Trust of the Fund.

                               Number of Shares
                               ----------------

            For                    Against                  Abstain
            ---                    -------                  -------
            7,585,918.6230       270,771.6150          258,879.1410

PROPOSAL 3: To approve a new Advisory Agreement between Capital Growth
            Management Limited Partnership and the Fund.

                               Number of Shares
                               ----------------

            For                    Against                  Abstain
            ---                    -------                  -------
            7,420,650.6550       402,907.3880               273,520.6840

Mark W. Holland was elected a trustee of the Fund at the special meeting on November 19, 2004. The other trustees of the Fund whose terms of office as trustees continued after the special meeting are G. Kenneth Heebner, Robert L. Kemp, Peter O. Brown, Laurens MacLure, James Van Dyke Quereau, Jr., and J. Baur Whittlesey.

                                                   CGM CAPITAL DEVELOPMENT FUND
-----------------------------------------------------------------------------------------------------------------------------------

The Fund is supervised by the board of trustees (the "Board") of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund's day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the
Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not
"interested persons" of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                                                                        NUMBER OF
                                                                                                                      FUNDS IN THE
                                                                              PRINCIPAL OCCUPATION DURING               CGM FUNDS
                                            POSITION HELD AND                       PAST 5 YEARS AND                     COMPLEX
NAME, ADDRESS AND AGE                     LENGTH OF TIME SERVED                 OTHER DIRECTORSHIPS HELD                OVERSEEN
---------------------                     ---------------------                 ------------------------                --------
INTERESTED TRUSTEES
G. Kenneth Heebner*                     Trustee since 1993                Employee, CGM; Part Owner, Kenbob, Inc.           4
  age 64                                                                  (managing partner of CGM)

Robert L. Kemp*                         Trustee since 1990                Employee, CGM; Part Owner, Kenbob, Inc.           4
  age 72                                                                  (managing partner of CGM)

DISINTERESTED TRUSTEES
Peter O. Brown                          Trustee since 1993                Counsel (formerly, Partner), Harter,              4
  age 64                                                                  Secrest & Emery LLP (law firm); Trustee,
                                                                          TT International U.S.A. Master and Feeder
                                                                          Trusts (four mutual funds)

Mark W. Holland                         Trustee since 2004                President, Wellesley Financial Advisors,          4
  age 55                                                                  LLC; formerly Vice President and Chief
                                                                          Operating Officer, Fixed Income
                                                                          Management, Loomis, Sayles & Company L.P.;
                                                                          formerly Director, Loomis, Sayles &
                                                                          Company L.P.

Laurens MacLure                         Trustee since 1990                Retired; formerly President and Chief             4
  age 79                                                                  Executive Officer, New England Deaconess
                                                                          Hospital; formerly Trustee, New England
                                                                          Zenith Fund; formerly Director,
                                                                          Massachusetts Blue Cross/Blue Shield

James Van Dyke Quereau, Jr.             Trustee since 1993                Managing Partner and Director, Stratton           4
  age 56                                                                  Management Company (investment
                                                                          management); Director and Vice President,
                                                                          Semper Trust Co.

J. Baur Whittlesey                      Trustee since 1990                Member, Ledgewood Law Firm, P.C.                  4
  age 58

OFFICERS
G. Kenneth Heebner*                     Vice President since 1990         Employee, CGM; Part Owner, Kenbob, Inc.           4
  age 64                                                                  (managing partner of CGM)

Robert L. Kemp*                         President since 1990              Employee, CGM; Part Owner, Kenbob, Inc.           4
  age 72                                                                  (managing partner of CGM)

David C. Fietze*                        Chief Compliance Officer since    Employee - Legal counsel, CGM; formerly           4
  age 35                                2004                              counsel, Bartlett Hackett Feinberg, P.C.;
  address:                                                                formerly counsel, McLane, Graf, Raulerson
  222 Berkeley Street,                                                    & Middleton
  Boston, Massachusetts
  02116

Kathleen S. Haughton*                   Vice President since 1992         Employee - Investor Services Division, CGM        4
  age 44                                and Anti-Money Laundering
  address:                              Compliance Officer since 2002
  222 Berkeley Street,
  Boston, Massachusetts
  02116

Jem A. Hudgins*                         Treasurer since 2004              Employee - CGM; formerly Vice President -         4
  age 41                                                                  Tax and Treasury, AEW Capital Management
                                                                          L.P.

Leslie A. Lake*                         Vice President and Secretary      Employee - Office Administrator, CGM              4
  age 59                                since 1992

Martha I. Maguire*                      Vice President since 1994         Employee - Funds Marketing, CGM                   4
  age 49

Mary L. Stone*                          Assistant Vice President since    Employee - Portfolio Transactions, CGM            4
  age 60                                1990

W. Dugal Thomas*                        Vice President since 1992         Employee - Director of Marketing, CGM             4
  age 67

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511
-------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[ ] Account Procedures and Status
[ ] Redemptions
[ ] Exchanges

    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

[ ] Proxy Voting Policies and Voting Records
[ ] Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters
    Call 800-345-4048

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2004 are available without charge, upon request. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the N- PX filing.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

-------------------------------------------------------------------------------

MAILING ADDRESS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
-------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

CAR 04                                                         Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

CGM Capital Development Fund, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (the "Code"). The Code is filed herewith as Exhibit 99.CODE ETH. There were no amendments to the Code during the fiscal year ended December 31, 2004. There were no waivers or implicit waivers from the Code granted by the registrant during the fiscal year ended December 31, 2004.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

CGM Capital Development Fund's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is James Van Dyke Quereau, Jr. James Van Dyke Quereau, Jr. is "independent" as defined in Item 3(a)(2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

    (a) Audit Fee: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of CGM Capital Development Fund's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are the following: 2003 - $26,750 and 2004 - $26,750.

    (b) Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of CGM Capital Development Fund's financial statements and are not reported under paragraph (a) of this Item are the following: 2003 - $0 and 2004 - $0.

    (c) Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are the following: 2003 - $3,500 and 2004 - $3,500. The nature of the services comprising the fees disclosed under this category is tax compliance related to the preparation and review of 2003 and 2004 federal income and excise tax returns and review of excise tax distribution requirements.

    (d) All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are the following: 2003 - $0 and 2004 - $0.

    (e) (1) The audit committee's pre-approval policies and procedures: The Trustees Committees of the Boards of Trustees of the Capital Development Fund and the CGM Trust (the "Trustees Committees") are required to pre-approve (i) all audit services, tax services and permitted non-audit services provided by PricewaterhouseCoopers LLP or any other independent public accountant engaged by the CGM Capital Development Fund and CGM Trust (together, the "Trusts") and
            (ii) any engagement of PricewaterhouseCoopers LLP to provide non-audit services to (a) Capital Growth Management Limited Partnership ("CGM"), and (b) any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Capital Development Fund or the CGM Trust (together, the "Trusts") if the engagement relates directly to the operations and financial reporting of the Trusts. The Trustees Committees review each necessary pre-approval on a case by base basis and have not adopted any pre-approval policies and procedures in accordance with paragraph (c)(7) of Regulation S-X.

        (2) 0% of services described in each of paragraphs (b)through(d) of this Item were approved by the Trustees Committees pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f) Not applicable.

    (g) The aggregate non-audit fees billed by CGM Capital Development Fund's accountant for services rendered to (i) CGM Capital Development Fund,
        (ii) CGM, and any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Capital Development Fund for each of the last two fiscal years of the CGM Capital Development Fund are the following: 2003 - $3,500 and 2004 - $3,500.

    (h) There were no non-audit services that were rendered to CGM or any entity controlling, controlled by, or under common control with CGM that provides ongoing services to CGM Capital Development Fund that were not pre-approved pursuant to paragraph (c)(7)(ii) or Rule 2-01 of Regulation S-X, thus no consideration by the Trustees Committees was necessary to determine if services were compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

         Not applicable. Investments in securities of unaffiliated issuers as of December 31, 2004, as set forth in 210.12-12 of Regulation S-X,is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Capital Development Fund's most recent proxy statement on Schedule 14A filed on September 24, 2004, the CGM Capital Development Fund does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Capital Development Fund's disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Capital Development Fund have concluded that the CGM Capital Development Fund's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Capital Development Fund on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Capital Development Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Capital Development Fund's second fiscal quarter of the period covered by this report.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics described in Item 2 is attached hereto as EX-99.CODE ETH.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Capital Development Fund

By:   /S/Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: February 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer


Date: February 23, 2005

By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer


Date: February 23, 2005